Pension Plans and Retiree Benefits - Schedule of Net Periodic Benefit Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit
Defined Benefit Plan Disclosure
Current service cost	$ 26.4	$ 18.6
Interest cost	69.0	39.2
Expected return on plan assets	(75.1)	(50.4)
Amortization of past service cost (credit)	0.5	0.2
Amortization of net actuarial loss	12.6	8.3
Plan settlements	4.1
Other	0.0
Net benefit cost (income) recognized	37.5	15.9
Post- Retirement Benefits
Defined Benefit Plan Disclosure
Current service cost	8.5	5.4
Interest cost	19.2	11.0
Expected return on plan assets	(37.1)	(21.6)
Amortization of past service cost (credit)	(21.9)	(11.5)
Amortization of net actuarial loss	0.1	0.4
Plan settlements	0.0
Other	0.9
Net benefit cost (income) recognized	(30.3)	(16.3)
Canada | Defined Benefit
Defined Benefit Plan Disclosure
Current service cost	2.6	2.4
Interest cost	1.2	1.2
Expected return on plan assets	(0.5)	(0.5)
Amortization of past service cost (credit)	0.1	0.1
Amortization of net actuarial loss	0.9	0.6
Plan settlements	0.0
Other	0.0
Net benefit cost (income) recognized	4.3	3.8
Canada | Post- Retirement Benefits
Defined Benefit Plan Disclosure
Current service cost	0.0	0.1
Interest cost	0.1	0.1
Expected return on plan assets	0.0	0.0
Amortization of past service cost (credit)	0.0	0.0
Amortization of net actuarial loss	0.0	0.0
Plan settlements	0.0
Other	0.0
Net benefit cost (income) recognized	0.1	0.2
United States | Defined Benefit
Defined Benefit Plan Disclosure
Current service cost	23.8	16.2
Interest cost	67.8	38.0
Expected return on plan assets	(74.6)	(49.9)
Amortization of past service cost (credit)	0.4	0.1
Amortization of net actuarial loss	11.7	7.7
Plan settlements	4.1
Other	0.0
Net benefit cost (income) recognized	33.2	12.1
United States | Post- Retirement Benefits
Defined Benefit Plan Disclosure
Current service cost	8.5	5.3
Interest cost	19.1	10.9
Expected return on plan assets	(37.1)	(21.6)
Amortization of past service cost (credit)	(21.9)	(11.5)
Amortization of net actuarial loss	0.1	0.4
Plan settlements	0.0
Other	0.9
Net benefit cost (income) recognized	$ (30.4)	$ (16.5)